SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17- SUBSEQUENT EVENTS

Stock Issued as Commitment Shares for Promissory Note

On July 5, 2021, the Company issued a self-amortization promissory note to FIRSTFIRE GLOBAL OPPORTUNITIES FUND, LLC in the aggregate principal amount of $500,000. The promissory note is due on or before July 6, 2022 and bears an interest rate of five percent (5%) per annum. The note is not convertible unless in default, as defined in the agreement. The Company agreed to reserve 6,562,500 shares of its common stock for issuance if any debt is converted. The Company executed and closed the transaction on July 15,2021 and received $437,500 in cash after deducting an OID in the amount of $50,000 and other costs of $12,500. The self-amortization promissory note has an amortization schedule of $58,333.33 payment at each month beginning November 9, 2021 through July 6, 2022.

In connection with the issuance of promissory note, on July 8 , 2021, the Company issued 300,000 shares of common stock (the “First Commitment Shares”) and 1,042,000 shares of common stock (the “Second Commitment Shares”) related to the promissory note as a commitment fee. The Second Commitment Shares must be returned to the Company’s treasury if the promissory note is fully repaid and satisfied on or prior to the maturity date. The Company records the First Commitment Shares as debt discount valued at $51,000 based on the quoted market price at issue date and amortized over the term of the promissory note and the Second Commitment Shares at par for the three months ended September 30, 2021